ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 0.5%
EchoStar Corp., Class A Shares	8,703	$144,209	*

Interactive Media & Services - 2.4%
Cargurus Inc.	4,991	120,582	*
Shutterstock Inc.	2,557	123,452
TripAdvisor Inc.	6,492	139,773	*
Yelp Inc.	3,229	152,861	*
Ziff Davis Inc.	2,102	141,233	*
ZipRecruiter Inc., Class A Shares	5,094	70,807	*

Total Interactive Media & Services		748,708

Media - 2.1%
Entravision Communications Corp., Class A Shares	21,627	90,184
PubMatic Inc., Class A Shares	4,077	66,496	*
Sinclair Inc.	11,905	155,122
TechTarget Inc.	2,201	76,727	*
TEGNA Inc.	11,387	174,221
Thryv Holdings Inc.	4,219	85,857	*

Total Media		648,607

TOTAL COMMUNICATION SERVICES		1,541,524

CONSUMER DISCRETIONARY - 16.4%
Automobile Components - 0.6%
LCI Industries	1,336	167,948

Diversified Consumer Services - 1.5%
Grand Canyon Education Inc.	1,095	144,584	*
Perdoceo Education Corp.	8,583	150,717
Stride Inc.	2,949	175,082	*

Total Diversified Consumer Services		470,383

Hotels, Restaurants & Leisure - 1.8%
Biglari Holdings Inc., Class B Shares	485	79,991	*
Bloomin’ Brands Inc.	5,427	152,770
Monarch Casino & Resort Inc.	1,677	115,965
Nathan’s Famous Inc.	850	66,309
SeaWorld Entertainment Inc.	1,686	89,071	*
Target Hospitality Corp.	5,717	55,626	*

Total Hotels, Restaurants & Leisure		559,732

Household Durables - 3.1%
Ethan Allen Interiors Inc.	4,572	145,938
Installed Building Products Inc.	1,162	212,437
MDC Holdings Inc.	4,277	236,304

See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report	1

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Household Durables - (continued)
Skyline Champion Corp.	2,027	$150,525	*
Tri Pointe Homes Inc.	5,737	203,090	*

Total Household Durables		948,294

Leisure Products - 0.8%
JAKKS Pacific Inc.	3,515	124,959	*
Marine Products Corp.	5,693	64,900
MasterCraft Boat Holdings Inc.	2,758	62,441	*

Total Leisure Products		252,300

Specialty Retail - 6.3%
American Eagle Outfitters Inc.	15,083	319,156
Big 5 Sporting Goods Corp.	14,377	91,150
Buckle Inc.	5,572	264,782
Build-A-Bear Workshop Inc.	4,316	99,225
Chico’s FAS Inc.	21,695	164,448	*
Group 1 Automotive Inc.	840	255,982
Haverty Furniture Cos. Inc.	4,395	156,023
J Jill Inc.	3,498	90,178	*
Lands’ End Inc.	14,433	137,980	*
ODP Corp.	3,738	210,449	*
Zumiez Inc.	7,001	142,400	*

Total Specialty Retail		1,931,773

Textiles, Apparel & Luxury Goods - 2.3%
Carter’s Inc.	2,612	195,613
Kontoor Brands Inc.	3,631	226,647
Oxford Industries Inc.	1,254	125,400
Steven Madden Ltd.	4,119	172,998

Total Textiles, Apparel & Luxury Goods		720,658

TOTAL CONSUMER DISCRETIONARY		5,051,088

CONSUMER STAPLES - 3.7%
Consumer Staples Distribution & Retail - 1.2%
Andersons Inc.	3,955	227,570
Ingles Markets Inc., Class A Shares	1,783	153,998

Total Consumer Staples Distribution & Retail		381,568

Food Products - 0.9%
Cal-Maine Foods Inc.	3,151	180,836
John B Sanfilippo & Son Inc.	1,016	104,689

Total Food Products		285,525

Personal Care Products - 1.1%
Medifast Inc.	1,707	114,745

See Notes to Schedule of Investments.

2	Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Personal Care Products - (continued)
Olaplex Holdings Inc.	46,695	$118,605	*
USANA Health Sciences Inc.	1,690	90,584	*

Total Personal Care Products		323,934

Tobacco - 0.5%
Vector Group Ltd.	13,058	147,294

TOTAL CONSUMER STAPLES		1,138,321

ENERGY - 3.8%
Energy Equipment & Services - 0.6%
Cactus Inc., Class A Shares	3,081	139,877
Ranger Energy Services Inc.	6,549	66,996

Total Energy Equipment & Services		206,873

Oil, Gas & Consumable Fuels - 3.2%
CVR Energy Inc.	8,733	264,610
Excelerate Energy Inc., Class A Shares	5,311	82,108
Overseas Shipholding Group Inc., Class A Shares	24,034	126,659
Peabody Energy Corp.	9,142	222,333
REX American Resources Corp.	2,663	125,960	*
SandRidge Energy Inc.	6,441	88,049
W&T Offshore, Inc.	21,919	71,456

Total Oil, Gas & Consumable Fuels		981,175

TOTAL ENERGY		1,188,048

FINANCIALS - 20.3%
Banks - 10.5%
BCB Bancorp Inc.	7,376	94,782
Cathay General Bancorp	5,107	227,619
Civista Bancshares Inc.	5,113	94,284
ConnectOne Bancorp Inc.	7,185	164,608
Customers Bancorp Inc.	4,468	257,446	*
Dime Community Bancshares Inc.	6,780	182,586
Eagle Bancorp Inc.	5,951	179,363
Financial Institutions Inc.	5,958	126,905
First Merchants Corp.	5,508	204,237
Hanmi Financial Corp.	6,873	133,336
Hope Bancorp Inc.	17,379	209,938
Horizon Bancorp Inc.	10,423	149,153
Independent Bank Corp.	5,379	139,962
International Bancshares Corp.	3,948	214,455
Midland States Bancorp Inc.	5,315	146,481
Northeast Bank	1,760	97,134
Preferred Bank	2,071	151,287

See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report	3

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Banks - (continued)
RBB Bancorp	7,416	$141,201
Summit Financial Group Inc.	4,378	134,361
WaFd Inc.	6,075	200,232

Total Banks		3,249,370

Capital Markets - 3.6%
Artisan Partners Asset Management Inc., Class A Shares	2,465	108,904
Brightsphere Investment Group Inc.	3,593	68,842
Cohen & Steers Inc.	2,705	204,850
Diamond Hill Investment Group Inc.	676	111,939
Donnelley Financial Solutions Inc.	2,158	134,594	*
Federated Hermes Inc.	5,940	201,128
Heritage Global Inc.	16,155	44,911	*
Open Lending Corp.	11,164	95,005	*
Victory Capital Holdings Inc., Class A Shares	4,430	152,569

Total Capital Markets		1,122,742

Consumer Finance - 1.1%
Bread Financial Holdings Inc.	6,249	205,842
LendingClub Corp.	13,836	120,927	*

Total Consumer Finance		326,769

Financial Services - 3.6%
Cass Information Systems Inc.	2,289	103,119
Jackson Financial Inc., Class A Shares	8,869	454,093
Merchants Bancorp	4,795	204,171
NMI Holdings Inc., Class A Shares	5,032	149,350	*
Radian Group Inc.	7,483	213,640

Total Financial Services		1,124,373

Insurance - 1.5%
Ambac Financial Group Inc.	8,990	148,155	*
Genworth Financial Inc., Class A Shares	37,965	253,606	*
Kingsway Financial Services Inc.	5,306	44,571	*

Total Insurance		446,332

TOTAL FINANCIALS		6,269,586

HEALTH CARE - 14.4%
Biotechnology - 2.4%
Anika Therapeutics Inc.	2,486	56,333	*
Catalyst Pharmaceuticals Inc.	6,426	108,021	*
Dynavax Technologies Corp.	7,816	109,268	*
Eagle Pharmaceuticals Inc.	3,962	20,721	*
Entrada Therapeutics Inc.	3,949	59,590	*
Ironwood Pharmaceuticals Inc.	10,126	115,841	*

See Notes to Schedule of Investments.

4	Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Kiniksa Pharmaceuticals Ltd., Class A Shares	4,486	$78,684	*
Voyager Therapeutics Inc.	4,700	39,668	*
Xencor Inc.	3,072	65,219	*
Zymeworks Inc.	8,961	93,105	*

Total Biotechnology		746,450

Health Care Equipment & Supplies - 4.7%
AngioDynamics Inc.	7,083	55,531	*
Atrion Corp.	163	61,743
Avanos Medical Inc.	4,205	94,318	*
Embecta Corp.	4,615	87,362
Envista Holdings Corp.	8,553	205,785	*
Globus Medical Inc., Class A Shares	2,029	108,125	*
Integer Holdings Corp.	1,414	140,099	*
Integra LifeSciences Holdings Corp.	3,196	139,186	*
iRadimed Corp.	1,468	69,686
LeMaitre Vascular Inc.	1,315	74,639
Orthofix Medical Inc.	4,762	64,192	*
Semler Scientific Inc.	1,996	88,403	*
STAAR Surgical Co.	1,465	45,723	*
Utah Medical Products Inc.	735	61,902
Varex Imaging Corp.	4,103	84,111	*
Zynex Inc.	6,673	72,669	*

Total Health Care Equipment & Supplies		1,453,474

Health Care Providers & Services - 2.0%
Addus HomeCare Corp.	1,083	100,557	*
Apollo Medical Holdings Inc.	3,840	147,072	*
CorVel Corp.	458	113,222	*
Cross Country Healthcare Inc.	3,733	84,515	*
National Research Corp.	1,921	75,995
Pediatrix Medical Group Inc.	8,467	78,743	*

Total Health Care Providers & Services		600,104

Health Care Technology - 0.6%
HealthStream Inc.	3,271	88,415
Veradigm Inc.	9,227	96,791	*

Total Health Care Technology		185,206

Life Sciences Tools & Services - 0.6%
Cytek Biosciences Inc.	8,555	78,022	*
Maravai LifeSciences Holdings Inc., Class A Shares	8,023	52,551	*
Mesa Laboratories Inc.	607	63,595

See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report	5

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - (continued)
OmniAb Inc., $ 12.50 EARNOUT	298	$0	*(a)(b)(c)(d)
OmniAb Inc., $ 15.00 EARNOUT	298	0	*(a)(b)(c)(d)

Total Life Sciences Tools & Services		194,168

Pharmaceuticals - 4.1%
Amphastar Pharmaceuticals Inc.	1,983	122,649	*
ANI Pharmaceuticals Inc.	1,458	80,394	*
Assertio Holdings Inc.	11,530	12,337	*
Collegium Pharmaceutical Inc.	3,849	118,472	*
Corcept Therapeutics Inc.	4,275	138,852	*
Harmony Biosciences Holdings Inc.	2,558	82,624	*
Innoviva Inc.	8,281	132,827	*
Ligand Pharmaceuticals Inc.	1,230	87,847	*
Pacira BioSciences Inc.	2,745	92,616	*
Phibro Animal Health Corp., Class A Shares	7,536	87,267
Prestige Consumer Healthcare Inc.	2,187	133,888	*
SIGA Technologies Inc.	14,457	80,959
Supernus Pharmaceuticals Inc.	3,228	93,418	*

Total Pharmaceuticals		1,264,150

TOTAL HEALTH CARE		4,443,552

INDUSTRIALS - 17.9%
Aerospace & Defense - 0.6%
National Presto Industries Inc.	1,414	113,516
Park Aerospace Corp.	5,356	78,733

Total Aerospace & Defense		192,249

Air Freight & Logistics - 0.3%
Radiant Logistics Inc.	13,758	91,353	*

Building Products - 1.4%
Gibraltar Industries Inc.	1,865	147,298	*
PGT Innovations Inc.	3,812	155,148	*
Quanex Building Products Corp.	4,110	125,643

Total Building Products		428,089

Commercial Services & Supplies - 1.5%
Brady Corp., Class A Shares	2,848	167,149
Civeo Corp.	4,647	106,184
Ennis Inc.	5,163	113,122
Liquidity Services Inc.	4,643	79,906	*

Total Commercial Services & Supplies		466,361

Construction & Engineering - 0.6%
Sterling Infrastructure Inc.	2,094	184,126	*

See Notes to Schedule of Investments.

6	Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
Electrical Equipment - 1.5%
Encore Wire Corp.	770	$164,472
NEXTracker Inc., Class A Shares	3,540	165,849	*
Powell Industries Inc.	1,598	141,263

Total Electrical Equipment		471,584

Ground Transportation - 2.0%
ArcBest Corp.	1,691	203,275
RXO Inc.	5,979	139,071	*
Ryder System Inc.	2,511	288,916

Total Ground Transportation		631,262

Machinery - 2.3%
Commercial Vehicle Group Inc.	8,008	56,136	*
Kadant Inc.	523	146,602
Omega Flex Inc.	742	52,318
Terex Corp.	3,625	208,293
Titan International Inc.	9,175	136,524	*
Wabash National Corp.	4,423	113,317

Total Machinery		713,190

Marine Transportation - 1.9%
Eagle Bulk Shipping Inc.	3,098	171,629
Genco Shipping & Trading Ltd.	9,703	160,973
Matson Inc.	2,349	257,450

Total Marine Transportation		590,052

Professional Services - 3.2%
ASGN Inc.	2,052	197,341	*
Forrester Research Inc.	2,776	74,425	*
Heidrick & Struggles International Inc.	3,972	117,293
Kforce Inc.	1,890	127,688
Korn Ferry	2,915	173,005
RCM Technologies Inc.	3,270	94,961	*
Resources Connection Inc.	6,519	92,374
TrueBlue Inc.	6,131	94,050	*

Total Professional Services		971,137

Trading Companies & Distributors - 2.6%
BlueLinx Holdings Inc.	1,450	164,300	*
Boise Cascade Co.	2,590	335,042
Global Industrial Co.	4,906	190,549
Karat Packaging Inc.	4,067	101,065

Total Trading Companies & Distributors		790,956

TOTAL INDUSTRIALS		5,530,359

See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report	7

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 0.5%
Extreme Networks Inc.	4,086	$72,077	*
NetScout Systems Inc.	4,448	97,634	*

Total Communications Equipment		169,711

Electronic Equipment, Instruments & Components - 3.3%
Bel Fuse Inc., Class B Shares	1,491	99,554
Belden Inc.	1,376	106,296
Climb Global Solutions Inc.	1,534	84,109
CTS Corp.	2,118	92,642
PC Connection Inc.	2,768	186,037
Sanmina Corp.	2,852	146,507	*
TTM Technologies Inc.	9,529	150,654	*
Vishay Intertechnology Inc.	5,895	141,303

Total Electronic Equipment, Instruments & Components		1,007,102

IT Services - 0.3%
Hackett Group Inc.	4,200	95,634

Semiconductors & Semiconductor Equipment - 1.8%
Cohu Inc.	2,757	97,570	*
Kulicke & Soffa Industries Inc.	2,450	134,064
MaxLinear Inc.	3,692	87,759	*
NVE Corp.	1,015	79,606
Photronics Inc.	4,581	143,706	*

Total Semiconductors & Semiconductor Equipment		542,705

Software - 3.2%
A10 Networks Inc.	5,872	77,334
Adeia Inc.	14,179	175,678
American Software Inc., Class A Shares	8,195	92,603
Box Inc., Class A Shares	4,755	121,776	*
CommVault Systems Inc.	1,371	109,474	*
Consensus Cloud Solutions Inc.	5,030	131,836	*
CoreCard Corp.	1,834	25,364	*
InterDigital Inc.	1,455	157,926
Progress Software Corp.	2,022	109,795

Total Software		1,001,786

Technology Hardware, Storage & Peripherals - 0.3%
CompoSecure Inc.	9,400	50,760	*
CPI Card Group Inc.	2,335	44,809	*

Total Technology Hardware, Storage & Peripherals		95,569

TOTAL INFORMATION TECHNOLOGY		2,912,507

See Notes to Schedule of Investments.

8	Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	SHARES	VALUE
MATERIALS - 6.6%
Chemicals - 1.1%
AdvanSix Inc.	3,350	$100,366
LSB Industries Inc.	9,943	92,569	*
Rayonier Advanced Materials Inc.	35,855	145,213	*

Total Chemicals		338,148

Construction Materials - 0.3%
United States Lime & Minerals Inc.	435	100,202

Containers & Packaging - 0.6%
Greif Inc., Class A Shares	2,640	173,158

Metals & Mining - 4.1%
Alpha Metallurgical Resources Inc.	1,072	363,322
Arch Resources Inc.	1,366	226,674
Olympic Steel Inc.	2,349	156,678
Ryerson Holding Corp.	3,711	128,698
TimkenSteel Corp.	5,688	133,384	*
Warrior Met Coal Inc.	4,354	265,463

Total Metals & Mining		1,274,219

Paper & Forest Products - 0.5%
Sylvamo Corp.	3,291	161,621

TOTAL MATERIALS		2,047,348

REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
Forestar Group Inc.	5,177	171,203	*

UTILITIES - 1.4%
Electric Utilities - 1.2%
ALLETE Inc.	3,220	196,935
Genie Energy Ltd., Class B Shares	6,433	180,961

Total Electric Utilities		377,896

Water Utilities - 0.2%
Pure Cycle Corp.	4,854	50,821	*

TOTAL UTILITIES		428,717

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $27,586,899)		30,722,253

See Notes to Schedule of Investments.

Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report	9

ROYCE QUANT SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.5%
Dreyfus Treasury Cash Management, Institutional Class (Cost - $145,276)	5.252%	145,276	$145,276	(e)

TOTAL INVESTMENTS - 100.0% (Cost - $27,732,175)			30,867,529
Liabilities in Excess of Other Assets - (0.0)%††			(3,566)

TOTAL NET ASSETS - 100.0%			$30,863,963

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

(d)	Restricted security (Note 2).

(e)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Royce Quant Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash) Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to achieve long-term growth of capital.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each

Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report	11

Notes to Schedule of Investments (unaudited) (continued)

fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next

12	Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Health Care	$4,443,552	—	$0	*	$4,443,552
Other Common Stocks	26,278,701	—	—		26,278,701
Total Long-Term Investments	30,722,253	—	0	*	30,722,253
Short-Term Investments†	145,276	—	—		145,276

Total Investments	$30,867,529	—	$0	*	$30,867,529

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report	13

Notes to Schedule of Investments (unaudited) (continued)

2. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost		Fair Value at 12/31/2023		Value Per Share		Percent of Net Assets
OmniAb Inc., $12.50 EARNOUT, Common Shares	298	11/22	$0	(a)	$0	(a)	$0.00	(b)	0.00	(c)%
OmniAb Inc., $15.00 EARNOUT, Common Shares	298	11/22	0	(a)	0	(a)	0.00	(b)	0.00	(c)

			$0	(a)	$0	(a)			0.00	(c)%

(a)	Amount represents less than $1.

(b)	Amount represents less than $0.005 per share.

(c)	Amount represents less than 0.005%.

14	Royce Quant Small-Cap Quality Value ETF 2023 Quarterly Report